Income Taxes - Pre-tax Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Pre-tax (loss) income from PRC entities	$ (91,856)	$ (62,008)	$ 8,036
Pre-tax loss from non-PRC entities	(28,105)	(9,836)	(10,589)
Total pre-tax loss	$ (119,961)	$ (71,844)	$ (2,553)